OPERATING DATA - Trade Accounts Payable and Other - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of voluntary change in accounting policy [line items]
Average trade payable maturity, last five years	81 days
Trade payables subject to early payment discount	$ 2.8	$ 2.7
Bottom of range
Disclosure of voluntary change in accounting policy [line items]
Trade accounts payable maturities	15 days
Top of range
Disclosure of voluntary change in accounting policy [line items]
Trade accounts payable maturities	180 days